CONSOLIDATED BALANCEs SHEET (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 161,924	$ 761,605
Total Current Assets	673,433	1,273,114
Operating right-of-use assets		3,920,000
Total Assets	322,024,202	322,690,554
Current Liabilities:
Accrued expenses		96,000
Operating lease liabilities, current		1,675,000
Total Current Liabilities	102,667	198,667
Long-Term Liabilities:
Operating lease liabilities, noncurrent		3,770,000
Total Liabilities	11,171,417	11,267,417
Members’ (Deficit) Equity	(10,140,965)	(9,570,614)
Total Liabilities and Members’ (Deficit) Equity	322,024,202	322,690,554
Rubicon [Member]
Current Assets:
Cash and cash equivalents	9,459,000	10,617,000
Accounts receivable, net	40,291,000	42,660,000
Contract assets	55,280,000	56,984,000
Prepaid expenses	6,344,000	6,227,000
Other current assets	2,064,000	1,769,000
Total Current Assets	113,438,000	118,257,000
Property and Equipment, net	2,745,000	2,611,000
Operating right-of-use assets	3,664,000	3,920,000
Other noncurrent assets	5,328,000	4,558,000
Goodwill	32,132,000	32,132,000
Intangible assets, net	13,326,000	14,163,000
Total Assets	170,633,000	175,641,000
Current Liabilities:
Accounts payable	59,793,000	47,531,000
Line of credit	33,132,000	29,916,000
Accrued expenses	68,003,000	65,538,000
Deferred compensation	10,870,000	8,321,000
Contract liabilities	4,763,000	4,603,000
Operating lease liabilities, current	1,576,000	1,675,000
Warrant liabilities	1,658,000	1,380,000
Current portion of long-term debt, net of debt issuance costs	23,463,000	22,666,000
Total Current Liabilities	203,258,000	181,630,000
Long-Term Liabilities:
Deferred income taxes	213,000	178,000
Operating lease liabilities, noncurrent	3,311,000	3,770,000
Long-term debt, net of debt issuance costs	49,500,000	51,000,000
Other long-term liabilities	416,000	367,000
Total Long-Term Liabilities	53,440,000	55,315,000
Total Liabilities	256,698,000	236,945,000
Members’ (Deficit) Equity	(86,065,000)	(61,304,000)
Total Liabilities and Members’ (Deficit) Equity	$ 170,633,000	$ 175,641,000